Exhibit 99.1

Citigroup Commercial Mortgage Trust 2016-SMPL
Commercial Mortgage Pass-Through Certificates, Series 2016-SMPL

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

16 September 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citigroup Global Markets Realty Corp. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re:	Citigroup Commercial Mortgage Trust 2016-SMPL Commercial Mortgage Pass-Through Certificates, Series 2016-SMPL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Citigroup Commercial Mortgage Trust 2016-SMPL securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 September 2016

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Citigroup Commercial Mortgage Trust 2016-SMPL (the “Issuing Entity”) to be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of one componentized promissory note issued by multiple special purpose entities (collectively, the “Borrower”) evidencing a fixed rate mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the Borrower’s fee simple and leasehold interests, as applicable, in 102 self-storage properties (collectively, the “Properties”) and
d.	The Mortgage Loan has two related fixed rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”) which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 6 October 2016 (the “Cut-off Date”) and
b.	A record layout and decode table relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-off Date and
b.	A record layout and decode table relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan, the mortgage loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:

a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan, as shown on the Final Data File, for the interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”) and
c.	Use the original principal balance of the Mortgage Loan and each Property, as shown in the mortgage loan agreement Source Document, for the principal balance of the Mortgage Loan and each Property as of the Cut-off Date (the “Cut-Off Date Allocated Mortgage Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	With respect to the Mezzanine Loans, the mezzanine A loan agreement and mezzanine B loan agreement Source Documents indicate that both Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the original principal balance of the Mezzanine A Loan and each Property, as shown in the mezzanine A loan agreement Source Document, for the principal balance of the Mezzanine A Loan and each Property as of the Cut-off Date (the “Cut-off Date Allocated Sr. Mezzanine Loan Amount ($)”) and
b.	Use the original principal balance of the Mezzanine B Loan and each Property, as shown in the mezzanine B loan agreement Source Document, for the principal balance of the Mezzanine B Loan and each Property as of the Cut-off Date (the “Cut-off Date Allocated Jr. Mezzanine Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Amount ($),
b.	Cut-off Date Allocated Sr. Mezzanine Loan Amount ($) and
c.	Cut-off Date Allocated Jr. Mezzanine Loan Amount ($)

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the “Cut-off Date Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Mortgage Loan Amount ($)” of each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Mortgage Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

11.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Amount ($),
b.	Interest Rate Trust,
c.	Interest Calculation (30/360 / Actual/360) and
d.	Amort Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 11., we recalculated the “Annual Debt Service Payment” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service Payment” of the Mortgage Loan as the product of:

a.	The “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File, and
b.	The “Interest Rate Trust” of the Mortgage Loan, as shown on the Final Data File.

12.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Amount ($),
b.	Cut-off Date Allocated Total Loan Amount ($),
c.	Annual Debt Service Payment,
d.	Bulk Sale Appraised Value ($) and
e.	UW NCF ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding paragraph of this Item 12., we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Total Debt Cut-off Date LTV,
iii.	Mortgage Loan UW NCF Debt Yield,
iv.	Total Debt UW NCF Debt Yield and
v.	Mortgage Loan UW NCF DSCR

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent,
b.	Round the “Mortgage Loan UW NCF DSCR” characteristic to two decimals and
c.	Use “<blank>” for each of the characteristics listed in items i. through v. above for each Property.

Attachment A Page 5 of 5

13.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Amount ($),
b.	Cut-off Date Allocated Total Loan Amount ($),
c.	Appraised Value ($),
d.	Bulk Sale Appraised Value ($) and
e.	Total SF (Avail)

of the Mortgage Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Appraised Value per SF ($),
ii.	Bulk Sale Appraised Value per SF ($),
iii.	Cut-off Date Allocated Mortgage Loan Amount per SF ($) and
iv.	Cut-off Date Allocated Total Loan Amount per SF ($)

of the Mortgage Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Annual Debt Service Payment,
b.	Cut-off Date Allocated Sr. Mezzanine Loan Amount ($),
c.	Cut-off Date Allocated Jr. Mezzanine Loan Amount ($) and
d.	UW NCF ($)

of the Mortgage Loan, Mezzanine Loans and Properties, as applicable, all as shown on the Final Data File, the interest rate and interest calculation information for the Mezzanine Loans described in the mezzanine A loan agreement and mezzanine B loan agreement Source Documents, the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular and the information, instructions and calculation methodologies provided by the Depositor that are described in the succeeding paragraph of this Item 14., we recalculated the “Total Debt UW NCF DSCR” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt UW NCF DSCR” to two decimal places and
b.	Use “<blank>” as the “Total Debt UW NCF DSCR” for each Property.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loans Source Documents:

Source Document Title	Source Document Date

Mortgage Loan Agreement	1 September 2016

Mezzanine A Loan Agreement	1 September 2016

Mezzanine B Loan Agreement	1 September 2016

Mortgage Loan Promissory Note	1 September 2016

Cash Management Agreement	1 September 2016

Closing Statement	1 September 2016

Guaranty Agreement	1 September 2016

Non-consolidation Opinion	1 September 2016

Property Source Documents:

Source Document Title	Source Document Date

Property Appraisal Reports	Various

Portfolio Appraisal Report	30 August 2016

Office of Management & Budget Internet Site (http://www.whitehouse.gov /sites/default/files/ombbulletins /2014/b-13-01.pdf)	28 February 2013

USPS Internet Site (www. usps.gov)	Not Applicable

Pro Forma Title Policies	Various

Management Agreement	1 September 2016

Ground Leases	Various

Ground Lease Estoppels	27 July 2016

Underwritten Rent Roll	6 September 2016

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents: (continued)

Source Document Title	Source Document Date

Underwriting Summary	6 September 2016

Engineering Reports	Various

Environmental Phase I Reports	Various

Seismic Reports	Various

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Property Appraisal Report
City (see Note 1)	Property Appraisal Report
Market	Property Appraisal Report and Office of Management & Budget Internet Site (http://www.whitehouse.gov/sites/ default/files/ombbulletins/2014/b-13-01.pdf)
State (see Note 1)	Property Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Property Appraisal Report
Property Sub-Type	Property Appraisal Report
Year Built	Property Appraisal Report or Engineering Report
Renovated Date	Property Appraisal Report or Engineering Report
Regular Units (Avail)	Underwritten Rent Roll
Climant Controlled Units (Avail)	Underwritten Rent Roll
Commercial Units (Avail)	Underwritten Rent Roll
Other Units (Avail)	Underwritten Rent Roll
Total Units (Avail)	Underwritten Rent Roll
Regular SF (Avail)	Underwritten Rent Roll
Climate Controlled SF (Avail)	Underwritten Rent Roll
Commercial SF (Avail)	Underwritten Rent Roll
Other SF (Avail)	Underwritten Rent Roll
Total SF (Avail)	Underwritten Rent Roll
Regular Units (Occ)	Underwritten Rent Roll
Climant Controlled Units (Occ)	Underwritten Rent Roll
Commercial Units (Occ)	Underwritten Rent Roll
Other Units (Occ)	Underwritten Rent Roll
Total Units (Occ)	Underwritten Rent Roll
Regular SF (Occ)	Underwritten Rent Roll
Climant Controlled SF (Occ)	Underwritten Rent Roll
Commercial SF (Occ)	Underwritten Rent Roll
Other SF (Occ)	Underwritten Rent Roll
Total SF (Occ)	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy
Ground Lessor	Ground Lease Estoppels
Ground Lease Maturity Date	Ground Lease Estoppels
Extension	Ground Lease Estoppels
Extension Tenor	Ground Lease Estoppels
Ground Lease Max Maturity Date	Ground Lease Estoppels

Exhibit 2 to Attachment A Page 2 of 10

Occupancy Information: (see Note 2)

Characteristic	Source Document

Jan-12 Occ (%)	Underwritten Rent Roll
Feb-12 Occ (%)	Underwritten Rent Roll
Mar-12 Occ (%)	Underwritten Rent Roll
Apr-12 Occ (%)	Underwritten Rent Roll
May-12 Occ (%)	Underwritten Rent Roll
Jun-12 Occ (%)	Underwritten Rent Roll
Jul-12 Occ (%)	Underwritten Rent Roll
Aug-12 Occ (%)	Underwritten Rent Roll
Sep-12 Occ (%)	Underwritten Rent Roll
Oct-12 Occ (%)	Underwritten Rent Roll
Nov-12 Occ (%)	Underwritten Rent Roll
Dec-12 Occ (%)	Underwritten Rent Roll
Jan-13 Occ (%)	Underwritten Rent Roll
Feb-13 Occ (%)	Underwritten Rent Roll
Mar-13 Occ (%)	Underwritten Rent Roll
Apr-13 Occ (%)	Underwritten Rent Roll
May-13 Occ (%)	Underwritten Rent Roll
Jun-13 Occ (%)	Underwritten Rent Roll
Jul-13 Occ (%)	Underwritten Rent Roll
Aug-13 Occ (%)	Underwritten Rent Roll
Sep-13 Occ (%)	Underwritten Rent Roll
Oct-13 Occ (%)	Underwritten Rent Roll
Nov-13 Occ (%)	Underwritten Rent Roll
Dec-13 Occ (%)	Underwritten Rent Roll
Jan-14 Occ (%)	Underwritten Rent Roll
Feb-14 Occ (%)	Underwritten Rent Roll
Mar-14 Occ (%)	Underwritten Rent Roll
Apr-14 Occ (%)	Underwritten Rent Roll
May-14 Occ (%)	Underwritten Rent Roll
Jun-14 Occ (%)	Underwritten Rent Roll
Jul-14 Occ (%)	Underwritten Rent Roll
Aug-14 Occ (%)	Underwritten Rent Roll
Sep-14 Occ (%)	Underwritten Rent Roll
Oct-14 Occ (%)	Underwritten Rent Roll
Nov-14 Occ (%)	Underwritten Rent Roll
Dec-14 Occ (%)	Underwritten Rent Roll
Jan-15 Occ (%)	Underwritten Rent Roll
Feb-15 Occ (%)	Underwritten Rent Roll
Mar-15 Occ (%)	Underwritten Rent Roll
Apr-15 Occ (%)	Underwritten Rent Roll
May-15 Occ (%)	Underwritten Rent Roll
Jun-15 Occ (%)	Underwritten Rent Roll
Jul-15 Occ (%)	Underwritten Rent Roll
Aug-15 Occ (%)	Underwritten Rent Roll
Sep-15 Occ (%)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 10

Occupancy Information: (continued)

Characteristic	Source Document

Oct-15 Occ (%)	Underwritten Rent Roll
Nov-15 Occ (%)	Underwritten Rent Roll
Dec-15 Occ (%)	Underwritten Rent Roll
Jan-16 Occ (%)	Underwritten Rent Roll
Feb-16 Occ (%)	Underwritten Rent Roll
Mar-16 Occ (%)	Underwritten Rent Roll
Apr-16 Occ (%)	Underwritten Rent Roll
May-16 Occ (%)	Underwritten Rent Roll
Jun-16 Occ (%)	Underwritten Rent Roll
Jul-16 Occ (%)	Underwritten Rent Roll
2012 Average Occ (%)	Underwritten Rent Roll
2013 Average Occ (%)	Underwritten Rent Roll
2014 Average Occ (%)	Underwritten Rent Roll
2015 Average Occ (%)	Underwritten Rent Roll
Jul TTM Average 2016 Occ (%)	Underwritten Rent Roll
UW Occ (%)	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Property Appraisal Report
Appraised Value ($)	Property Appraisal Report
Appraisal Date	Property Appraisal Report
Bulk Sale Appraised Value ($) (see Note 3)	Portfolio Appraisal Report
Bulk Appraised Value Date	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Follow Up Required	Environmental Phase I Report
Seismic Report Date (see Note 4)	Seismic Report
PML (SEL) (see Note 4)	Seismic Report

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (see Note 5)

Characteristic	Source Document

2012 Rental Income ($)	Underwriting Summary
2013 Rental Income ($)	Underwriting Summary
2014 Rental Income ($)	Underwriting Summary
2015 Rental Income ($)	Underwriting Summary
Jul 2016 TTM Rental Income ($)	Underwriting Summary
UW Rental Income ($)	Underwriting Summary
2012 Potential Income From Vacant Space ($)	Underwriting Summary
2013 Potential Income From Vacant Space ($)	Underwriting Summary
2014 Potential Income From Vacant Space ($)	Underwriting Summary
2015 Potential Income From Vacant Space ($)	Underwriting Summary
Jul 2016 TTM Potential Income From Vacant Space ($)	Underwriting Summary
UW Potential Income From Vacant Space ($)	Underwriting Summary
2012 Economic Vacancy ($)	Underwriting Summary
2013 Economic Vacancy ($)	Underwriting Summary
2014 Economic Vacancy ($)	Underwriting Summary
2015 Economic Vacancy ($)	Underwriting Summary
Jul 2016 TTM Economic Vacancy ($)	Underwriting Summary
UW Economic Vacancy ($)	Underwriting Summary
2012 Rental Discounts ($)	Underwriting Summary
2013 Rental Discounts ($)	Underwriting Summary
2014 Rental Discounts ($)	Underwriting Summary
2015 Rental Discounts ($)	Underwriting Summary
Jul 2016 TTM Rental Discounts ($)	Underwriting Summary
UW Rental Discounts ($)	Underwriting Summary
2012 Late Fees ($)	Underwriting Summary
2013 Late Fees ($)	Underwriting Summary
2014 Late Fees ($)	Underwriting Summary
2015 Late Fees ($)	Underwriting Summary
Jul 2016 TTM Late Fees ($)	Underwriting Summary
UW Late Fees ($)	Underwriting Summary
2012 Administration Fees ($)	Underwriting Summary
2013 Administration Fees ($)	Underwriting Summary
2014 Administration Fees ($)	Underwriting Summary
2015 Administration Fees ($)	Underwriting Summary
Jul 2016 TTM Administration Fees ($)	Underwriting Summary
UW Administration Fees ($)	Underwriting Summary
2012 Locks, Boxes, Trucks And Insurance ($)	Underwriting Summary
2013 Locks, Boxes, Trucks And Insurance ($)	Underwriting Summary
2014 Locks, Boxes, Trucks And Insurance ($)	Underwriting Summary
2015 Locks, Boxes, Trucks And Insurance ($)	Underwriting Summary
Jul 2016 TTM Locks, Boxes, Trucks And Insurance ($)	Underwriting Summary
UW Locks, Boxes, Trucks And Insurance ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2012 Other Income ($)	Underwriting Summary
2013 Other Income ($)	Underwriting Summary
2014 Other Income ($)	Underwriting Summary
2015 Other Income ($)	Underwriting Summary
Jul 2016 TTM Other Income ($)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
2012 Total Revenue ($)	Underwriting Summary
2013 Total Revenue ($)	Underwriting Summary
2014 Total Revenue ($)	Underwriting Summary
2015 Total Revenue ($)	Underwriting Summary
Jul 2016 TTM Total Revenue ($)	Underwriting Summary
UW Total Revenue ($)	Underwriting Summary
2012 Management ($)	Underwriting Summary
2013 Management ($)	Underwriting Summary
2014 Management ($)	Underwriting Summary
2015 Management ($)	Underwriting Summary
Jul 2016 TTM Management ($)	Underwriting Summary
UW Management ($)	Underwriting Summary
2012 Payroll ($)	Underwriting Summary
2013 Payroll ($)	Underwriting Summary
2014 Payroll ($)	Underwriting Summary
2015 Payroll ($)	Underwriting Summary
Jul 2016 TTM Payroll ($)	Underwriting Summary
UW Payroll ($)	Underwriting Summary
2012 Utilities ($)	Underwriting Summary
2013 Utilities ($)	Underwriting Summary
2014 Utilities ($)	Underwriting Summary
2015 Utilities ($)	Underwriting Summary
Jul 2016 TTM Utilities ($)	Underwriting Summary
UW Utilities ($)	Underwriting Summary
2012 Advertising ($)	Underwriting Summary
2013 Advertising ($)	Underwriting Summary
2014 Advertising ($)	Underwriting Summary
2015 Advertising ($)	Underwriting Summary
Jul 2016 TTM Advertising ($)	Underwriting Summary
UW Advertising ($)	Underwriting Summary
2012 Maintenance And Repair ($)	Underwriting Summary
2013 Maintenance And Repair ($)	Underwriting Summary
2014 Maintenance And Repair ($)	Underwriting Summary
2015 Maintenance And Repair ($)	Underwriting Summary
Jul 2016 TTM Maintenance And Repair ($)	Underwriting Summary
UW Maintenance And Repair ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2012 Travel And Promotion ($)	Underwriting Summary
2013 Travel And Promotion ($)	Underwriting Summary
2014 Travel And Promotion ($)	Underwriting Summary
2015 Travel And Promotion ($)	Underwriting Summary
Jul 2016 TTM Travel And Promotion ($)	Underwriting Summary
UW Travel And Promotion ($)	Underwriting Summary
2012 Postage, Printing & Supplies ($)	Underwriting Summary
2013 Postage, Printing & Supplies ($)	Underwriting Summary
2014 Postage, Printing & Supplies ($)	Underwriting Summary
2015 Postage, Printing & Supplies ($)	Underwriting Summary
Jul 2016 TTM Postage, Printing & Supplies ($)	Underwriting Summary
UW Postage, Printing & Supplies ($)	Underwriting Summary
2012 Professional Fees ($)	Underwriting Summary
2013 Professional Fees ($)	Underwriting Summary
2014 Professional Fees ($)	Underwriting Summary
2015 Professional Fees ($)	Underwriting Summary
Jul 2016 TTM Professional Fees ($)	Underwriting Summary
UW Professional Fees ($)	Underwriting Summary
2012 Bad Debt Expense ($)	Underwriting Summary
2013 Bad Debt Expense ($)	Underwriting Summary
2014 Bad Debt Expense ($)	Underwriting Summary
2015 Bad Debt Expense ($)	Underwriting Summary
Jul 2016 TTM Bad Debt Expense ($)	Underwriting Summary
UW Bad Debt Expense ($)	Underwriting Summary
2012 Locks, Boxes, Trucks, Insurance ($)	Underwriting Summary
2013 Locks, Boxes, Trucks, Insurance ($)	Underwriting Summary
2014 Locks, Boxes, Trucks, Insurance ($)	Underwriting Summary
2015 Locks, Boxes, Trucks, Insurance ($)	Underwriting Summary
Jul 2016 TTM Locks, Boxes, Trucks, Insurance ($)	Underwriting Summary
UW Locks, Boxes, Trucks, Insurance ($)	Underwriting Summary
2012 Ground Rent ($)	Underwriting Summary
2013 Ground Rent ($)	Underwriting Summary
2014 Ground Rent ($)	Underwriting Summary
2015 Ground Rent ($)	Underwriting Summary
Jul 2016 TTM Ground Rent ($)	Underwriting Summary
UW Ground Rent ($)	Underwriting Summary
2012 Miscellaneous ($)	Underwriting Summary
2013 Miscellaneous ($)	Underwriting Summary
2014 Miscellaneous ($)	Underwriting Summary
2015 Miscellaneous ($)	Underwriting Summary
Jul 2016 TTM Miscellaneous ($)	Underwriting Summary
UW Miscellaneous ($)	Underwriting Summary
2012 Real Estate Taxes ($)	Underwriting Summary
2013 Real Estate Taxes ($)	Underwriting Summary
2014 Real Estate Taxes ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 7 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2015 Real Estate Taxes ($)	Underwriting Summary
Jul 2016 TTM Real Estate Taxes ($)	Underwriting Summary
UW Real Estate Taxes ($)	Underwriting Summary
2012 Insurance ($)	Underwriting Summary
2013 Insurance ($)	Underwriting Summary
2014 Insurance ($)	Underwriting Summary
2015 Insurance ($)	Underwriting Summary
Jul 2016 TTM Insurance ($)	Underwriting Summary
UW Insurance ($)	Underwriting Summary
2012 Total Expenses ($)	Underwriting Summary
2013 Total Expenses ($)	Underwriting Summary
2014 Total Expenses ($)	Underwriting Summary
2015 Total Expenses ($)	Underwriting Summary
Jul 2016 TTM Total Expenses ($)	Underwriting Summary
UW Total Expenses ($)	Underwriting Summary
2012 NOI ($)	Underwriting Summary
2013 NOI ($)	Underwriting Summary
2014 NOI ($)	Underwriting Summary
2015 NOI ($)	Underwriting Summary
Jul 2016 TTM NOI ($)	Underwriting Summary
UW NOI ($)	Underwriting Summary
2012 Reserve ($)	Underwriting Summary
2013 Reserve ($)	Underwriting Summary
2014 Reserve ($)	Underwriting Summary
2015 Reserve ($)	Underwriting Summary
Jul 2016 TTM Reserve ($)	Underwriting Summary
UW Reserve ($)	Underwriting Summary
2012 NCF ($)	Underwriting Summary
2013 NCF ($)	Underwriting Summary
2014 NCF ($)	Underwriting Summary
2015 NCF ($)	Underwriting Summary
Jul 2016 TTM NCF ($)	Underwriting Summary
UW NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 8 of 10

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement and Closing Statement
Ongoing Tax Escrow Monthly (see Note 6)	Underwriting Summary
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement and Closing Statement
Initial Cap Ex Escrow	Mortgage Loan Agreement and Closing Statement
Ongoing Cap Ex Escrow Monthly	Mortgage Loan Agreement
Initial Ground Lease Escrow	Mortgage Loan Agreement and Closing Statement
Ongoing Ground Lease Escrow Monthly	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement and Closing Statement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement and Closing Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

Amort Type	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
First Loan Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Lockbox (see Note 7)	Cash Management Agreement and Mortgage Loan Agreement
Lockbox Type (see Note 8)	Cash Management Agreement and Mortgage Loan Agreement
Cash Management Type (see Note 9)	Cash Management Agreement and Mortgage Loan Agreement
DY at Trigger Level	Mortgage Loan Agreement
Partial Prepayments Allowed (Y/N)?	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Substitution Permitted (Y/N)	Mortgage Loan Agreement
Borrower Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-consolidation Opinion
Loan Purpose	Closing Statement
Future Debt Permitted (Y/N)?	Mortgage Loan Agreement
Release Premium	Mortgage Loan Agreement
Earthquake Insurance Required	Mortgage Loan Agreement
Terrorism Insurance Required	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 9 of 10

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing each “Occupancy Information” characteristic for the Mortgage Loan, the Depositor instructed us to use the weighted average of the respective occupancy values for the Properties, as shown on the Preliminary Data File, and to weight such values using the “Cut-Off Date Allocated Mortgage Loan Amount ($)” (as defined in Item 6. of Attachment A) of each Property, as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Bulk Sale Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Bulk Sale Appraised Value ($)” of the Properties (in aggregate), as shown in the portfolio appraisal report Source Document, to each related Property pro rata using the “Appraised Value ($)” of each Property, as shown on the Preliminary Data File. Additionally, the Depositor instructed us to round the allocated “Bulk Sale Appraised Value ($)” of each Property to the nearest thousand.

4.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date and
b.	PML (SEL)

characteristics only for Properties that contained a seismic report Source Document in the loan file.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

6.	For the purpose of comparing the “Ongoing Tax Escrow Monthly” characteristic for the Mortgage Loan, the Depositor instructed us to use 1/12th of the “UW Real Estate Taxes ($)” of the Mortgage Loan, as shown on the Preliminary Data File.

7.	For the purpose of comparing the “Lockbox” characteristic for the Mortgage Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the applicable cash management agreement and mortgage loan agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the Borrower or (ii) retained as additional collateral for the Mortgage Loan.

8.	For the purpose of comparing the “Lockbox Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the cash management agreement and mortgage loan agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 10 of 10

Notes: (continued)

9.	For the purpose of comparing the “Cash Management Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Springing Cash Management” for the Cash Management Type” characteristic if the cash management agreement and mortgage loan agreement Source Documents provide for the following:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the cash management agreement and mortgage loan agreement Source Documents, funds in the lockbox are forwarded to an account controlled by the Borrower or are otherwise made available to the Borrower and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the cash management agreement and mortgage loan agreement Source Documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the cash management agreement and mortgage loan agreement Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Year Built Clean
Interest Rate Trust
Interest Calculation (30/360 / Actual/360)
Initial Insurance Escrow
Administrative Fee Rate (%) (see Note 1)

Notes:

1.	The Depositor indicated that the “Administrative Fee Rate (%)” of 0.01300% per annum for the Mortgage Loan is comprised of a:
a.	Servicing fee rate of 0.00500% per annum,
b.	CREFC royalty license fee rate of 0.00050% and
c.	Certificate administrator fee rate of 0.00750% per annum.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics, including the information provided by the Depositor that is described in Note 1 above.